Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Goodwill and Other Intangible Assets
Note 7 – Goodwill and Other Intangible Assets

Changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2009 are as follows (in thousands):

Total
Goodwill balance as of January 1, 2009	$4,091,971

Goodwill acquired in the year ended December 31, 2009	38,495
Other	21,789

Goodwill balance as of December 31, 2009	4,152,255

Goodwill acquired in the year ended December 31, 2010	80,596
Other	1,970

Goodwill balance as of December 31, 2010	$4,234,821

The “Other” caption above includes the settlement of acquisition matters relating to prior-year acquisitions (including, where applicable, payments pursuant to acquisition agreements such as deferred payments, indemnification payments and payments originating from earnout provisions, as well as adjustments for the finalization of purchase price allocations, including identifiable intangible asset valuations).  “Other” also includes the effect of adjustments due to foreign currency translations, which relate to the Company’s pharmacy located in Canada.

The Company performed its annual goodwill impairment analysis for the years ended December 31, 2010 and 2009 and, except for the CRO goodwill impairment charge in 2010 disclosed in the “Discontinued Operations” note of the Notes to Consolidated Financial Statements, Omnicare concluded that goodwill had not been impaired.

The table below presents the Company’s other identifiable intangible assets at December 31, 2010 and 2009, all of which are subject to amortization, except trademark and trade names as described below (in thousands):

				December 31, 2010
	Original Amortization Life (in years)			Gross Carrying Amount	Accumulated Amortization and Impairment Losses	Net Carrying Amount
Customer relationship assets	8.5	-	15	$392,281	$(186,467)	$205,814
Trademark and trade names		-		39,672	(13,300)	26,372
Non-compete agreements	4.5	-	15	48,036	(24,545)	23,491
Technology assets	8	-	11.4	11,899	(7,859)	4,040
Other	10	-	15	328	(236)	92
Total				$492,216	$(232,407)	$259,809

				December 31, 2009
				Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationship assets				$372,661	$(152,063)	$220,598
Trademark and trade names				37,709	-	37,709
Non-compete agreements				49,139	(23,447)	25,692
Technology assets				18,178	(8,424)	9,754
Other				360	(282)	78
Total				$478,047	$(184,216)	$293,831

Amortization expense related to identifiable intangible assets was $38.9 million, $39.2 million and $36.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.  Omnicare’s trademark and trade names constitute identifiable intangible assets with indefinite useful lives based upon their expected useful lives and the anticipated effects of obsolescence, demand, competition and other factors per the requirements of the authoritative guidance regarding goodwill and other intangible assets.  Accordingly, these trademarks and trade names are not amortized, but are reviewed annually for impairment.  The Company performed its annual assessment for the year ended December 31, 2010, and concluded that certain trade names of the business were impaired and, accordingly, recorded an impairment loss of approximately $13.3 million in the fourth quarter of 2010, due to revisions in forecasted cash flows associated with those trade name intangible assets.  The fair value at December 31, 2010 was determined using projected revenue and cash flows developed by the Company (Level 3 inputs).

The Company also recorded other asset impairment charges of approximately $10 million in the three months and year ended December 31, 2010, primarily to write-off certain technology assets that were abandoned, and related non–compete agreement assets.  The fair value at December 31, 2010 was determined using projected revenue and cash flows developed by the Company (Level 3 inputs).

Estimated annual amortization expense for intangible assets subject to amortization at December 31, 2010 for the next five fiscal years is as follows (in thousands):

Year ended	Amortization
December 31,	Expense
2011	$41,542
2012	40,209
2013	35,209
2014	33,782
2015	26,512